BENEFIT PLANS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Benefit Plans [Line Items]
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 106,000	$ 103,000	$ 106,000
Liability for Future Policy Benefits, Total	$ 368,000	$ 348,000
Employee Stock Ownership Plan (Esop), Shares In Esop	62,067	55,360
Unearned Esop Shares	$ 1,206,000	$ 1,022,000
Defined Contribution Plan, Administrative Expenses	$ 24,000	$ 23,000	$ 22,000